Property, plant and equipment - Finance leases (Details) - 12 months ended Dec. 31, 2018 € in Thousands, $ in Thousands	EUR (€)	USD ($)
Disclosure of quantitative information about right-of-use assets [abstract]
Interest payable		$ 8,447
Lease Payments Outstanding		66,471
Hydro-electrical Installations
Disclosure of quantitative information about right-of-use assets [abstract]
Life	10 years
Time Elapsed	6 years 7 months 6 days
Finance leases		41,918
Lease Payments Outstanding		65,005
Hydro-electrical Installations | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [abstract]
Finance leases	€ 109,047	124,859
Hydro-electrical Installations | Accumulated depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [abstract]
Finance leases		$ (82,940)